Short-Term Bank Credit And Loans (Details) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2023 USD ($)	Nov. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Short-term Debt [Line Items]
Interest percentage spread					3.87%
Short-term credit and loans					$ 50,532	$ 450,856
Short-term loans
Short-term Debt [Line Items]
Short-term credit and loans						100,179
Short-term commercial securities
Short-term Debt [Line Items]
Short-term credit and loans					48,410	350,000
Series A
Short-term Debt [Line Items]
Commercial paper			$ 313,620		48,400
Commercial paper, basis spread on variable rate			0.01
Commercial paper, term			90 days
Commercial paper, term extension			90 days
Commercial paper, maximum term			5 years
Repayments of commercial paper				$ 191,600
Series B
Short-term Debt [Line Items]
Commercial paper		$ 110,000
Commercial paper, basis spread on variable rate		0.0125
Commercial paper, term		90 days
Commercial paper, term extension		90 days
Commercial paper, maximum term		5 years
Repayments of commercial paper	$ 110,000
Short-term bank credit
Short-term Debt [Line Items]
Short-term credit and loans					$ 2,122	$ 677
Minimum | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread					1.00%
Minimum | Short-term commercial securities
Short-term Debt [Line Items]
Interest percentage spread					1.00%
Minimum | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread					1.00%
Maximum | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread					1.50%
Maximum | Short-term commercial securities
Short-term Debt [Line Items]
Interest percentage spread					1.25%
Maximum | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread					1.50%